Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

35. Related party transactions

The Group has related party transactions with pension funds, associated companies, joint ventures and other entities where the Group has significant influence, as well as the management and the Board of Directors. Transactions and balances with companies over which the Group exercises control are eliminated on consolidation. Refer to Note 2, Significant accounting policies, and Note 32, Principal Group companies.

Transactions with pension funds

The Group has borrowings of EUR 69 million (EUR 69 million in 2018) from Nokia Unterstützungsgesellschaft mbH, the Group’s German pension fund, a separate legal entity. The loan bears interest at the rate of 6% per annum and its duration is pending until further notice by the loan counterparties even though they have the right to terminate the loan with a 90‑day notice. The loan is included in short-term interest-bearing liabilities in the consolidated statement of financial position. For more information on the Group’s pension plans refer to Note 27, Pensions and other post-employment benefits.

Other entities where the Group has significant influence

In addition to associated companies and joint ventures, the Group has determined that it exercises significant influence over HMD global Oy (HMD) despite holding no voting power in it. In 2016, the Group engaged in a strategic agreement covering branding rights and intellectual property licensing to grant HMD an exclusive global license to create Nokia-branded mobile phones and tablets for ten years. Under the agreement, Nokia Technologies receives royalty payments from HMD for sales of Nokia-branded mobile products, covering both brand and intellectual property rights. The Board of Directors of HMD includes a representative from Nokia.

In 2019, the Group granted a convertible loan of EUR 60 million to HMD. The loan is provided for a maximum three-year term and bears an interest at the rate of 6% per annum. The loan agreement contains both mandatory equity conversion clauses triggered by potential HMD executed transactions, as well as a call option, held by the Group, to convert the loan into shares under certain circumstances. If converted to shares, the equity investment will be accounted for as an investment in associated companies using the equity-method. The loan is included in the other non-current financial assets in the consolidated statement of financial position.

Transactions with associated companies, joint ventures and other entities where the Group has significant influence

EURm	2019	2018	2017
Share of results	12	12	11
Dividend income	6	1	1
Share of shareholders' equity	165	145	128
Sales	153	167	117
Purchases	(193)	(159)	(252)
Trade Receivables	22	58	41
Trade Payables	(38)	(32)	(19)

The Group has a financing commitment of EUR 10 million (EUR 20 million in 2018) to an associated company.

Management compensation

Compensation information for the President and CEO:

EUR	2019	2018	2017
Base salary/fee	1 300 000	1 050 000	1 050 000
Cash incentive payments	637 163	873 862	997 369
Share-based payment expenses(1)	2 265 547	1 978 268	2 606 613
Pension expenses	353 846	312 607	338 787
Total	4 556 556	4 214 737	4 992 769
(1)	Represents the expense for all outstanding equity grants recorded during the year.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2019	2018	2017
Short-term benefits	24	23	22
Post-employment benefits(1)	1	1	1
Share-based payments	8	6	7
Termination benefits(2)	–	5	4
Total	33	35	34
(1)	The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.
(2)	Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2019		2018		2017
	Gross annual	Shares	Gross annual	Shares	Gross annual	Shares
	fee(1)	received(2)	fee(1)	received(2)	fee(1)	received(2)
	EUR	number	EUR	number	EUR	number
Risto Siilasmaa, Chair	440 000	38 675	440 000	34 749	440 000	30 497
Sari Baldauf, Vice Chair(3)	197 000	16 261	160 000	12 636	–	–
Bruce Brown(4)	217 000	16 700	214 000	15 005	209 000	13 169
Jeanette Horan(5)	197 000	15 382	195 000	13 820	175 000	12 129
Louis R. Hughes(6)	22 000	–	199 000	13 820	194 000	12 129
Edward Kozel(7)	215 000	17 140	217 000	15 400	175 000	12 129
Jean C. Monty	–	–	14 000	–	174 000	11 090
Elizabeth Nelson(8)	200 000	15 382	192 000	13 820	207 000	13 169
Olivier Piou(9)	189 000	15 382	196 000	14 610	199 000	12 823
Søren Skou(10)	160 000	14 063	–	–	–	–
Carla Smits-Nusteling(11)	210 000	16 700	206 000	15 005	195 000	12 129
Kari Stadigh(12)	172 000	14 063	170 000	12 636	170 000	11 090
Total	2 219 000		2 203 000		2 138 000
(1)

The meeting fees for the term that ended at the close of the Annual General meeting in 2019 were paid in cash in 2019 and are included in the table. The meeting fees for the current term as resolved by the Annual General Meeting in 2019 will be paid in cash in 2020 and are not included in the table.

(2)	Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.
(3)	Consists of EUR 185 000 for services as Vice Chair of the Board and meeting fees of EUR 12 000.
(4)	Consists of EUR 160 000 for services as a member of the Board and EUR 30 000 for services as the Chair of the Personnel Committee and meeting fees of EUR 27 000.
(5)	Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 22 000.
(6)

Served as a member of the Board until the Annual General Meeting 2019. No annual fee was paid to him during financial year 2019, but he received the annual fee for the term until the Annual General Meeting 2019 in the financial year 2018 including meeting fees of EUR 22 000.

(7)

Consists of EUR 160 000 for services as a member of the Board and EUR 20 000 for services as the Chair of the Technology Committee, EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 20 000.

(8)	Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 25 000.
(9)	Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 14 000.
(10)	Consists of EUR 160 000 for services as a member of the Board.
(11)	Consists of EUR 160 000 for services as a member of the Board and EUR 30 000 for services as a Chair of the Audit Committee and meeting fees of EUR 20 000.
(12)	Consists of EUR 160 000 for services as a member of the Board and meeting fees of EUR 12 000.

Transactions with the Group Leadership Team and the Board of Directors

No loans were granted to the members of the Group Leadership Team and the Board of Directors in 2019, 2018 or 2017.

Terms of termination of employment of the President and CEO

The President and CEO, Rajeev Suri, may terminate his service contract at any time with six months’ prior notice. The Group may terminate his service contract for reasons other than cause at any time with an 18 months’ notice period. If there is a change of control event as defined in Mr. Suri’s service contract and the service contract is terminated either by the Group or its successor without cause, or by him for “good reason”, he would be entitled to a severance payment equaling up to 18 months of compensation and cash payment of the pro-rated value of his outstanding unvested equity awards, if he is dismissed within 18 months of the change in control event.

Rajeev Suri will leave his current position as President and CEO on August 31, 2020. Nokia’s Board of Directors has appointed Pekka Lundmark as President and CEO of Nokia and he is expected to start in his new role on September 1, 2020.